Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 6,144
Increase in provisions recognized in the income statement	1,508
Release of provisions recognized in the income statement	(1,217)
Reclassifications	1,594
Provisions used in conformity with designated purpose	(2,903)
Foreign currency translation and other movements	(157)
Balance at the end of the year	4,969
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	4,020
Increase in provisions recognized in the income statement	321
Release of provisions recognized in the income statement	(97)
Reclassifications	1,594
Provisions used in conformity with designated purpose	(2,129)
Foreign currency translation and other movements	(108)
Balance at the end of the year	3,602
Reclassification out of IFRS 3 acquisition-related contingent liabilities to IAS 37 Provisions related to litigation, regulatory and similar matters	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	741
Increase in provisions recognized in the income statement	1,008
Release of provisions recognized in the income statement	(234)
Reclassifications	0
Provisions used in conformity with designated purpose	(704)
Foreign currency translation and other movements	1
Balance at the end of the year	813
Real estate related onerous contracts restructuring provision	383	$ 448
Personnel-related restructuring provisions	334	$ 294
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	259
Increase in provisions recognized in the income statement	20
Release of provisions recognized in the income statement	(5)
Reclassifications	0
Provisions used in conformity with designated purpose	(18)
Foreign currency translation and other movements	(16)
Balance at the end of the year	240
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,123
Increase in provisions recognized in the income statement	159
Release of provisions recognized in the income statement	(880)
Reclassifications	0
Provisions used in conformity with designated purpose	(52)
Foreign currency translation and other movements	(34)
Balance at the end of the year	$ 315